Accounts Receivable (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable (Textual)
Percentage of prepayment of sales contract price from customers	100.00%
Balance of accounts receivable	$ 4,014,076 [1]	$ 2,226,288	[1]	[2]

[1]	Note 4
[2]	Note 12